Commitments and Contingencies - Future Minimum Rental Payments to be Received (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Operating Leased Assets [Line Items]
Lease Income	$ 398,800	$ 377,500
2022	496,600
2023	375,600
2024	300,400
2025	167,100
2026	149,500
Deferred revenue	38,343	32,662
Other liabilities – non-current	78,582	83,058
Head Lease Receipts
Operating Leased Assets [Line Items]
2022	21,242
2023	21,242
2024	21,242
2025	21,242
2026	22,280
Thereafter	4,362
Total	111,610
Deferred revenue	3,800	3,700
Other liabilities – non-current	10,700	14,400
Sublease payments
Operating Leased Assets [Line Items]
2022	27,462
2023	27,462
2024	27,462
2025	27,462
2026	28,800
Thereafter	5,655
Lessee, Operating Lease, Liability, to be Paid, Total	144,303
Operating lease, payments	360,300	334,700
Sublease payments | Teekay Tangguh Joint Venture
Operating Leased Assets [Line Items]
Operating lease, payments	$ 27,500	$ 23,900